UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road

Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road

Broomall, PA 19008

(Name and address of agent for service)

215-882-9983

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Merlyn.AI Bull-Rider Bear-Fighter ETF

Merlyn.AI Tactical Growth and Income ETF

Merlyn.AI SectorSurfer Momentum ETF

Merlyn.AI Best-of-Breed Core Momentum ETF

Semi-Annual Report

March 31, 2021

Merlyn.AI

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Merlyn.AI Bull-Rider Bear-Fighter ETF

Sector[1]	% Net Assets
Investment Companies	99.7%
Other Assets	0.3%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Merlyn.AI Tactical Growth and Income ETF

Sector[1]	% Net Assets
Investment Companies	99.9%
Other Assets	0.1%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Merlyn.AI Tactical Growth and Income ETF

Sector[1]	% Net Assets
Investment Companies	99.7%
Other Assets	0.3%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2021 (Unaudited)
Merlyn.AI Tactical Growth and Income ETF

Sector[1]	% Net Assets
Investment Companies	99.4%
Other Assets	0.6%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser's internal sector classifications.

1

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.7%
154,610	ARK Innovation ETF	$18,545,469
94,363	ARK Next Generation Internet ETF	13,912,881
32,725	Invesco QQQ Trust Series 1	10,443,529
108,283	iShares Asia 50 ETF	9,981,527
26,558	iShares Morningstar Mid-Cap Growth ETF	10,042,908
243,441	iShares S&P 500 Growth ETF	15,850,444
203,444	JPMorgan High Yield Research Enhanced ETF	10,487,538
327,364	VanEck Vectors Fallen Angel High Yield Bond ETF	10,452,733
	TOTAL INVESTMENT COMPANIES (Cost $104,338,584)	99,717,029

MONEY MARKET FUNDS - 0.4%
413,342	First American Government Obligations Fund - Class X, 0.04% (a)	413,342
	TOTAL MONEY MARKET FUNDS (Cost $413,342)	413,342

	TOTAL INVESTMENTS (Cost $104,751,926) - 100.1%	100,130,371
	Other Liabilities in Excess of Assets - (0.1%)	(64,336)
	TOTAL NET ASSETS - 100.0%	$100,066,035

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

2

Merlyn.AI Tactical Growth and Income ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.9%
26,338	ARK Innovation ETF	$3,159,243
3,700	Invesco QQQ Trust Series 1	1,180,781
12,280	iShares Asia 50 ETF	1,131,970
87,028	iShares Broad USD High Yield Corporate Bond ETF	3,584,683
92,382	JPMorgan High Yield Research Enhanced ETF	4,762,292
21,208	SPDR Portfolio S&P 500 Growth ETF	1,196,131
148,545	VanEck Vectors Fallen Angel High Yield Bond ETF	4,743,042
71,838	Xtrackers USD High Yield Corporate Bond ETF	3,591,182
	TOTAL INVESTMENT COMPANIES (Cost $23,568,443)	23,349,324

MONEY MARKET FUNDS - 0.2%
39,410	First American Government Obligations Fund - Class X, 0.04% (a)	39,410
	TOTAL MONEY MARKET FUNDS (Cost $39,410)	39,410

	TOTAL INVESTMENTS (Cost $23,607,853) - 100.1%	23,388,734
	Other Liabilities in Excess of Assets - (0.1%)	(13,407)
	TOTAL NET ASSETS - 100.0%	$23,375,327

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

3

Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.7%
369,894	ALPS Clean Energy ETF	$28,862,829
184,762	ARK Next Generation Internet ETF	27,241,309
889,927	Fidelity MSCI Energy Index ETF	11,791,533
606,462	First Trust Energy AlphaDEX Fund	6,137,396
322,601	First Trust International Equi	21,275,536
347,477	SPDR S&P Regional Banking ETF	23,051,624
71,461	Vanguard Energy ETF	4,859,348
378,706	Vanguard FTSE All-World ex-US ETF	22,979,880
	TOTAL INVESTMENT COMPANIES (Cost $153,090,691)	146,199,455

MONEY MARKET FUNDS - 0.4%
558,041	First American Government Obligations Fund - Class X, 0.04% (a)	558,041
	TOTAL MONEY MARKET FUNDS (Cost $558,041)	558,041

	TOTAL INVESTMENTS (Cost $153,648,732) - 100.1%	146,757,496
	Other Liabilities in Excess of Assets - (0.1%)	(102,605)
	TOTAL NET ASSETS - 100.0%	$146,654,891

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

4

Merlyn.AI BOB Momentum ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.4%
130,995	Financial Select Sector SPDR Fund	$4,460,380
13,598	Invesco QQQ Trust Series 1	4,339,529
14,528	Vanguard Growth ETF	3,734,277
	TOTAL INVESTMENT COMPANIES (Cost $12,573,901)	12,534,186

MONEY MARKET FUNDS - 0.6%
75,142	First American Government Obligations Fund - Class X, 0.04% (a)	75,142
	TOTAL MONEY MARKET FUNDS (Cost $75,142)	75,142

	TOTAL INVESTMENTS (Cost $12,649,043) - 100.0%	12,609,328
	Other Assets in Excess of Liabilities - 0.0% (b)	142
	TOTAL NET ASSETS - 100.0%	$12,609,470

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rounds to zero.

The accompanying notes are an integral part of these financial statements.

5

Merlyn.AI

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Assets:
Investments, at value	$100,130,371	$23,388,734
Receivable for fund shares sold	669,338	—
Dividends and interest receivable	12,754	1,464
Total assets	100,812,463	23,390,198
Liabilities:
Accrued investment advisory fees	80,680	14,871
Payable for investment securities purchased	665,748	—
Total liabilities	746,428	14,871
Net Assets	$100,066,035	$23,375,327

Net Assets Consist of:
Capital stock	$101,034,780	$23,073,054
Total distributable earnings	(968,745)	302,273
Net Assets:	$100,066,035	$23,375,327

Calculation of Net Asset Value Per Share:
Net Assets	$100,066,035	$23,375,327
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,990,000	860,000
Net Asset Value per Share	$33.47	$27.18

Cost of investments	$104,751,926	$23,607,853

The accompanying notes are an integral part of these financial statements.

6

Merlyn.AI

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of-Breed Core Momentum ETF
Assets:
Investments, at value	$146,757,496	$12,609,328
Receivable for fund shares sold	263,027	—
Dividends and interest receivable	8	5,370
Total assets	147,020,531	12,614,698
Liabilities:
Accrued investment advisory fees	103,812	5,228
Payable for investment securities purchased	261,828	—
Total liabilities	365,640	5,228
Net Assets	$146,654,891	$12,609,470

Net Assets Consist of:
Capital stock	$145,374,183	$12,602,111
Total distributable earnings	1,280,708	7,359
Net Assets:	$146,654,891	$12,609,470

Calculation of Net Asset Value Per Share:
Net Assets	$146,654,891	$12,609,470
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,500,000	510,000
Net Asset Value per Share	$26.66	$24.72

Cost of investments	$153,648,732	$12,649,043

The accompanying notes are an integral part of these financial statements.

7

Merlyn.AI

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021 (Unaudited)

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF
Investment Income:
Dividend income	$961,847	$385,179
Interest income	74	25
Total investment income	961,921	385,204

Expenses:
Investment advisory fees	477,880	86,251
Less: Reimbursement of expenses from Advisor (Note 3)	(20,871)	(22,963)
Net expenses	457,009	63,288

Net investment income	504,912	321,916

Realized and Unrealized Loss on Investments:
Net realized gain (loss) on:
Investments	(6,159,321)	(773,014)
In-kind redemptions	16,699,623	1,684,183
	10,540,302	911,169
Net change in unrealized appreciation (depreciation) on:
Investments	(4,623,616)	(56,512)
	(4,623,616)	(56,512)
Net realized and unrealized gain on investments:	5,916,686	854,657
Net increase in net assets resulting from operations	$6,421,598	$1,176,573

The accompanying notes are an integral part of these financial statements.

8

Merlyn.AI

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2021 (Unaudited)

	Merlyn.AI SectorSurfer Momentum ETF[1]	Merlyn.AI Best-of-Breed Core Momentum ETF[2]
Investment Income:
Dividend income	$371,248	$30,711
Interest income	21	4
Total investment income	371,269	30,715

Expenses:
Investment advisory fees	389,447	18,125
Less: Reimbursement of expenses from Advisor (Note 3)	(124,623)	(5,207)
Net expenses	264,824	12,918

Net investment income	106,445	17,797

Realized and Unrealized Loss on Investments:
Net realized gain (loss) on:
Investments	351,671	58,677
In-kind redemptions	7,713,828	(29,401)
	8,065,499	29,276
Net change in unrealized appreciation (depreciation) on:
Investments	(6,891,236)	(39,715)
	(6,891,236)	(39,715)
Net realized and unrealized gain (loss) on investments:	1,174,263	(10,439)
Net increase in net assets resulting from operations	$1,280,708	$7,358

1)	Fund commenced operations on December 30, 2020.
2)	Fund commenced operations on January 13, 2021

The accompanying notes are an integral part of these financial statements.

9

Merlyn.AI

STATEMENT OF CHANGES IN NET ASSETS

	Merlyn.AI Bull-Rider Bear-Fighter ETF		Merlyn.AI Tactical Growth and Income ETF
	For the Period Ended March 31, 2021 (Unaudited)	For the Period Ended September 30, 2020[1]	For the Period Ended March 31, 2021 (Unaudited)	For the Period Ended September 30, 2020[2]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$504,912	$163,805	$321,916	$54,983
Net realized gain on investments	10,540,302	3,688,944	911,169	641,447
Net change in unrealized appreciation (depreciation) on investments	(4,623,616)	2,061	(56,512)	(162,607)
Net increase in net assets resulting from operations	6,421,598	3,854,810	1,176,573	533,823

Distributions to Shareholders:
Net investment income	(544,569)	(140,794)	(328,555)	(55,791)
Total distributions	(544,569)	(140,794)	(328,555)	(55,791)

Capital Share Transactions:
Proceeds from shares sold	329,549,949	254,314,040	43,559,308	38,565,685
Payments for shares redeemed	(302,248,629)	(191,140,370)	(39,453,491)	(20,622,225)
Net increase in net assets from net change in capital share transactions	27,301,320	63,173,670	4,105,817	17,943,460
Total increase in net assets	33,178,349	66,887,686	4,953,835	18,421,492
Net Assets:
Beginning of period	66,887,686		18,421,492
End of period	$100,066,035	$66,887,686	$23,375,327	$18,421,492

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,100,000	—	700,000	—
Shares sold	9,830,000	9,100,000	1,600,000	1,500,000
Shares reinvested	—	—	—	—
Shares repurchased	(8,940,000)	(7,000,000)	(1,440,000)	(800,000)
Shares outstanding, end of period	2,990,000	2,100,000	860,000	700,000

1)	Fund commenced operations on October 17, 2019.
2)	Fund commenced operations on February 25, 2020.

The accompanying notes are an integral part of these financial statements.

10

 Merlyn.AI

STATEMENT OF CHANGES IN NET ASSETS

	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of-Breed Core Momentum ETF
	For the Period Ended March 31, 2021 (Unaudited)[1]	For the Period Ended March 31, 2021 (Unaudited)[2]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$106,445	$17,797
Net realized gain on investments	8,065,499	29,276
Net change in unrealized (depreciation) on investments	(6,891,236)	(39,715)
Net increase in net assets resulting from operations	1,280,708	7,358

Distributions to Shareholders:
Net investment income	—	—
Total distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	343,201,084	17,754,744
Payments for shares redeemed	(197,826,901)	(5,152,632)
Net increase in net assets from net change in capital share transactions	145,374,183	12,602,111
Total increase in net assets	146,654,891	12,609,470
Net Assets:
Beginning of period	—	—
End of period	$146,654,891	$12,609,470

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	12,550,000	720,000
Shares reinvested	—	—
Shares repurchased	(7,050,000)	(210,000)
Shares outstanding, end of period	5,500,000	510,000

1)	Fund commenced operations on December 30, 2020.
2)	Fund commenced operations on January 13, 2021

The accompanying notes are an integral part of these financial statements.

11

 Merlyn.AI

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2021 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss on Investments	Net Decrease in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Merlyn.AI Bull-Rider Bear-Fighter ETF
Six Months Ended March 31, 2021 (Unaudited)	$31.85	0.17	1.61	1.78	(0.16)	(0.16)	$33.47	5.59%	$100,066	0.91%	0.95%	1.00%	246%
October 17, 2019(6) to September 30, 2020	$25.00	0.13	6.83	6.96	(0.11)	(0.11)	$31.85	27.93%	$66,888	0.65%	0.95%	0.48%	192%
Merlyn.AI Tactical Growth and Income ETF
Six Months Ended March 31, 2021 (Unaudited)	$26.32	0.38	0.85	1.23	(0.37)	(0.37)	$27.18	4.67%	$23,375	0.55%	0.75%	2.80%	217%
February 25, 2020(6) to September 30, 2020	$25.00	0.21	1.36	1.57	(0.25)	(0.25)	$26.32	6.36%	$18,421	0.55%	0.75%	1.38%	182%
Merlyn.AI SectorSurfer Momentum ETF
December 30, 2020(6) to March 31, 2020	$25.00	0.02	1.64	1.66	—	—	$26.66	6.66%	$146,655	0.85%	1.25%	0.34%	72%
Merlyn.AI Best-of-Breed Core Momentum ETF
January 13, 2021(6) to March 31, 2020	$25.00	0.04	(0.32)	(0.28)	—	—	$24.72	-1.10%	$12,609	0.61%	0.85%	0.83%	96%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

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 Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Each of Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, Merlyn.AI SectorSurfer Momentum ETF, and Merlyn.AI Best-of-Breed Core Momentum ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Meryln.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Bull Rider Bear-Fighter Index
Merlyn.AI Tactical Growth and Income ETF	Meryln.AI Tactical Growth and Income Index
Merlyn.AI SectorSurfer Momentum ETF	Meryln.AI SectorSurfer Momentum Index
Merlyn.AI Best-of-Breed Core Momentum ETF	Merlyn.AI Best-of-Breed Core Momentum Index

Meryln.AI Bull-Rider Bear-Fighter ETF commenced operations on October 17, 2019. Merlyn.AI Tactical Growth and Income ETF commenced operations on February 25, 2020. Merlyn.AI SectorSurfer Momentum ETF commenced operations on December 30, 2020. Merlyn.AI Best-of-Breed Core Momentum ETF commenced operations on January 13, 2021. Each Fund manages to its respective index. A short description of each index is as follows:

Each Index is based on proprietary methodologies developed by SumGrowth Strategies, LLC, licensed to Merlyn.AI Corporation, the Funds’ index provider. Each Index uses proprietary market risk indicators (the Bull/Bear Indicator) that seek to determine whether U.S. equity markets appear to in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Bull/Bear Indicator is an algorithm that assesses U.S. equity markets across three key metrics: price-trend, market momentum, and value sentiment.

Shares of the Meryln.AI Bull-Rider Bear-Fighter ETF are listed and traded on NYSE Arca, Inc. Shares of the Merlyn.AI Tactical Growth and Income ETF are listed and traded on The Nasdaq Stock Market. Shares of Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Best-of-Breed Core Momentum ETF are listed and traded on Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Merlyn.AI Bull Rider Bear-Fighter, Meryln.AI Tactical Growth and Income, Merlyn.AI SectorSurfer, and Merlyn.AI Best-of-Breed Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.”

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by a Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2021, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

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Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total

Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$99,717,029	$—	$—	$99,717,029
Money Market Funds	413,342	—	—	413,342
Total Investments in Securities	$100,130,371	$—	$—	$100,130,371

Merlyn.AI Tactical Growth and Income ETF
Assets*
Investment Companies	$23,349,324	$—	$—	$23,349,324
Money Market Funds	39,410	—	—	39,410
Total Investments in Securities	$23,388,734	$—	$—	$23,388,734

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$146,199,455	$—	$—	$146,199,455
Money Market Funds	558,041	—	—	558,041
Total Investments in Securities	$146,757,496	$—	$—	$146,757,496

Merlyn.AI Best-of-Breed Core Momentum ETF
Assets*
Investment Companies	$12,534,186	$—	$—	$12,534,186
Money Market Funds	75,142	—	—	75,142
Total Investments in Securities	$12,609,328	$—	$—	$12,609,328

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2021, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

15

Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

The Funds’ investment strategies may from time to time result in higher turnover rates. This may increase the Funds’ brokerage commission costs, which could negatively impact the performance of the Funds. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 20201 the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2021, the Funds did not incur any interest or penalties.

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

16

Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Merlyn.AI Bull-Rider Bear-Fighter ETF	$—	$(10,559,790)	$10,559,790
Merlyn.AI Tactical Growth and Income ETF	808	(1,024,585)	1,023,777
Merlyn.AI SectorSurfer Momentum ETF	—	—	—
Merlyn.AI Best-of-Breed Core Momentum ETF	—	—	—

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreements, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses.

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Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

At an in-person Board meeting held on October 14, 2019, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement for the Merlyn.AI Bull-Rider Bear-Fighter ETF and Merlyn.AI Tactical Growth and Income ETF.

At a Board meeting held on December 14, 2020, the Board of Trustees of the Trust including each Independent Trustee, approved the Advisory Agreement for the Merlyn.AI SectorSurfer Momentum ETF and the Merlyn.AI Best-of-Breed Core Momentum ETF.

The table below represents the annual rate (after fee waivers) based on average daily net assets that each Fund pays the Adviser monthly:

Merlyn.AI Bull-Rider Bear-Fighter ETF	0.95%
Merlyn.AI Tactical Growth and Income ETF	0.75%
Merlyn.AI SectorSurfer Momentum ETF	1.25%
Merlyn.AI Best-of-Breed Core Momentum ETF	0.85%

Per a Fee Waiver Agreement, the Adviser agrees to waive up to 0.40% of the Merlyn.AI SectorSurfer Momentum ETF advisory fee and up to 0.35% of the Merlyn.AI Best-of-Breed Core Momentum ETF advisory fee, which are calculated based on each Fund's average daily net assets, to the extent necessary to offset all or a portion of acquired fund fees and expenses The level of each fee waiver described above may be adjusted from time to time only by the mutual written agreement of the Parties. Each fee waiver will remain in effect until at least December 30, 2021. This waiver agreement may be terminated only by agreement of the Adviser and the Fund’s Board of Trustees. The fees waived are not subject to recoupment.

During a part of the reporting period, per a Fee Waiver Agreement, the Adviser agreed to waive up to 0.35% of Merlyn.AI Bull-Rider Bear-Fighter ETF advisory fee. The waiver for this ETF expired on October 31, 2020. During a part of the reporting period, per a Fee Waiver Agreement, the Adviser also agreed to waive up to 0.25% of Merlyn.AI Tactical Growth and Income ETF advisory fee. This waiver expired on February 28, 2020.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2021, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$514,581,078	$235,846,272
Merlyn.AI Tactical Growth and Income ETF	84,413,901	49,319,905
Merlyn.AI SectorSurfer Momentum ETF	271,436,734	75,320,344
Merlyn.AI Best-of-Breed Core Momentum ETF	13,366,076	9,494,532

For the fiscal period ended March 31, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Merlyn.AI Bull-Rider Bear-Fighter ETF	$50,648,353	$301,979,432
Merlyn.AI Tactical Growth and Income ETF	8,508,915	39,383,413
Merlyn.AI SectorSurfer Momentum ETF	146,241,497	197,332,695
Merlyn.AI Best-of-Breed Core Momentum ETF	13,809,470	5,136,389

For the fiscal period ended March 31, 2021, short term and long term gains on in-kind transactions were as follows:

	Short Term	Long Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$16,699,623	$—
Merlyn.AI Tactical Growth and Income ETF	1,684,183	—
Merlyn.AI SectorSurfer Momentum ETF	7,713,828	—
Merlyn.AI Best-of-Breed Core Momentum ETF	(29,401)	—

There were no purchases or sales of U.S. Government securities during the fiscal period.

18

Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2021 were as follows*:

	Merlyn.AI Bull-Rider Bear-Fighter ETF	Merlyn.AI Tactical Growth and Income ETF	Merlyn.AI SectorSurfer Momentum ETF	Merlyn.AI Best-of-Breed Core Momentum ETF
Tax cost of Investments	$66,906,738	$18,588,255	$—	$—
Gross tax unrealized appreciation	2,140,114	155,489	—	—
Gross tax unrealized depreciation	(2,138,053)	(318,096)	—	—
Net tax unrealized appreciation (depreciation)	$2,061	$(162,607)	$—	$—
Undistributed ordinary income	23,011	—	—	—
Undistributed long-term gain	—	—	—	—
Total distributable earnings	23,011	—	—	—
Other accumulated gain (loss)	(6,870,846)	(383,137)	—	—
Total accumulated gain (loss)	$(6,845,774)	$(545,744)	$—	$—

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.
**	As of September 30, 2020, Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Best-of-Breed Momentum ETF had not yet commenced operations. Tax information will be presented within these Funds first annual report as of September 30, 2021.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period ended September 30, 2020, the Funds did not defer any qualified late year losses.

At September 30, 2020, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Merlyn.AI Bull-Rider Bear-Fighter ETF	$(6,870,846)	$—
Merlyn.AI Tactical Growth and Income ETF	(383,137)	—
Merlyn.AI SectorSurfer Momentum ETF	—	—
Merlyn.AI Best-of-Breed Core Momentum ETF	—	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2021 and fiscal year ended September 30, 2020 were as follows:

	Fiscal Period Ended March 31, 2021	Fiscal Period Ended September 30, 2020
	Ordinary Income	Ordinary Income
Merlyn.AI Bull-Rider Bear-Fighter ETF	$544,569	$140,794
Merlyn.AI Tactical Growth and Income ETF	328,555	55,791

19

Merlyn.AI

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

Merlyn.AI SectorSurfer Momentum ETF	—	—
Merlyn.AI Best-of-Breed Core Momentum ETF	—	—

NOTE 7 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

None of Merlyn.AI Bull-Rider Bear-Fighter ETF (Ticker: WIZ), Merlyn.AI Tactical Growth and Income ETF (Ticker: SNUG), Merlyn.AI SectorSurfer Momentum ETF (Ticker: DUDE), or Merlyn.AI Best-of-Breed Core Momentum ETF (Ticker: BOB) is offered or sold by Merlyn.AI Corporation or any of its affiliates, licensors, or contractors (the “Merlyn Parties”) nor do any of the Merlyn Parties offer any express or implicit guarantee, warranty, or assurance either with regard to the results of using the MAI Bull-Rider Bear-Fighter Index, the MAI Tactical Growth and Income Index, the MAI SectorSurfer Momentum Index, or the MAI Best-of-Breed Core Momentum Index (each, an “Index”) or an Index Price at any time or in any other respect. Each Index is calculated and published by SumGrowth Strategies, LLC which has granted Merlyn an exclusive license for marketing and distribution purposes of the Indices. The Merlyn Parties have entered an agreement with the Funds’ adviser to sponsor the Funds. The Merlyn Parties use commercially reasonable efforts to ensure that each Index is calculated correctly. None of the Merlyn Parties shall be liable for any error, omission, inaccuracy, incompleteness, delay, or interruption in an Index or any data related thereto or have any obligation to point out errors in an Index to any person. Neither publication of an Index by the Merlyn Parties nor the licensing of an Index or Index trademark(s) for the purpose of use in connection with a Fund constitutes a recommendation by any of the Merlyn Parties to invest in a Fund. Bull-Rider Bear-Fighter, Tactical Growth and Income, SectorSurfer, and Best-of-Breed Core Momentum are trademarks of Sumgrowth Strategies, LLC.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of a Fund's investments.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued.

There were no transactions that occurred during the period subsequent to March 31, 2021, that materially impacted the amounts or disclosures in the Funds’ financial statements.

20

Merlyn.AI

EXPENSE EXAMPLE
March 31, 2021 (Unaudited)

As a shareholder of the Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, Merlyn.AI SectorSurfer Momentum ETF, and Merlyn.AI Best-of-Breed Core Momentum ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2020 to March 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense	Beginning Account	Ending Account	Expenses Paid During
	Ratio	Value	Value	the Period

Merlyn.AI Bull-Rider Bear-Fighter ET1
Actual	0.91%	$1,000.00	$1,055.90	$4.66
Hypothetical (5% annual return before expenses)	0.91%	1,000.00	1,020.39	4.58
Merlyn.AI Tactical Growth and Income ETF[1]
Actual	0.55%	$1,000.00	$1,046.70	$2.81
Hypothetical (5% annual return before expenses)	0.55%	1,000.00	1,022.19	2.77
Merlyn.AI SectorSurfer Momentum ETF[2]
Actual	0.85%	$1,000.00	$1,066.60	$2.21
Hypothetical (5% annual return before expenses)	0.85%	1,000.00	1,020.69	4.28
Merlyn.AI Best-of-Breed Core Momentum ETF[3]
Actual	0.61%	$1,000.00	$989.00	$1.30
Hypothetical (5% annual return before expenses)	0.61%	1,000.00	1,021.89	3.07

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.
2.	The inception date for the Merlyn.AI SectorSurfer Momentum ETF was Dec 30, 2020. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period).
3.	The inception date for the Merlyn.AI Best-of-Breed Core Momentum ETF was Jan 13, 2021. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period).

21

Merlyn.AI

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2020. The report concluded that the Program is reasonably designed to assess and manage the Serie’s liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Serie’s ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Merlyn.AI

FEDERAL TAX INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Merly.AI Bull-Rider Bear-Fighter ETF	47.19%
Merlyn.AI Tactical Growth and Income ETF	5.50%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2020 was as follows:

Merly.AI Bull-Rider Bear-Fighter ETF	16.31%
Merlyn.AI Tactical Growth and Income ETF	2.07%

23

Merlyn.AI

OFFICERS AND AFFILIATED TRUSTEES

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustees.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	12	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present)	12	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 – present)	12	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

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Merlyn.AI

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met virtually on December 14, 2020 to consider the approval of Advisory Agreement between the Trust, on behalf of the Merlyn.AI SectorSurfer Momentum ETF and Merlyn.AI Best-of-Breed Core Momentum (each a “Fund” and together, the “Funds”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust's administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities of the index provider.

2)	Performance. The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Funds as passively-managed “Fund of Funds” ETFs focused on US listed securities. The Board noted that each Fund tracks a proprietary index (MAI SectorSurfer Momentum Index and the MAI Best-of-Breed Core Momentum Index). Fund performance was not considered since neither fund had commenced operations.

3)	Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for the Funds, the Board also considered the fee and expense ratios versus the fees and expenses charged to other ETFs and mutual funds within the comparable universe. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using strategies directly comparable to that to be used for the Funds, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

4)	Costs and Profitability. The Board further considered information regarding the potential profits to be realized by the Adviser in connection with providing services to the Funds. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds (and estimated data regarding the proposed index licensing fees) and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses. In connection with the Funds, the Board also considered the respective financial obligations of the Adviser and the Funds’ sponsor.

25

Merlyn.AI

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT (Unaudited)

5)	Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from the Funds’ operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as commences operations and its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory fees for each Fund do not include breakpoints, but concluded that as each Fund had not yet commenced operations it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

26

Merlyn.AI

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.merlynetfs.com/ daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.merlynetfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

PRIVACY POLICY
(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to "adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV is available, without charge, on the Fund’s website at http://www.merlynetfs.com/

27

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC 303 West Lancaster Avenue, Suite 302
Wayne, PA 19087

Merlyn.AI Bull-Rider Bear-Fighter ETF
Symbol – WIZ CUSIP – 02072L706

Merlyn.AI Tactical Growth and Income ETF
Symbol – SNUG CUSIP – 02072L805

Merlyn.AI SectorSurfer Momentum ETF
Symbol – DUDE CUSIP – 02072L862

Merlyn.AI Best-of-Breed Core Momentum ETF
Symbol – BOB CUSIP – 02072L888

28

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	6/2/2021

By (Signature and Title)*	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	6/2/2021

* Print the name and title of each signing officer under his or her signature.